Other Current Assets - Schedule of Other Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current Assets [line items]
Other current assets	₺ 1,091,512	₺ 1,160,605
Receivables from the Ministry of Transport and Infrastructure [member] | Turkey [member]
Other Current Assets [line items]
Other current assets	415,524	143,669
Restricted cash [member]
Other Current Assets [line items]
Other current assets	204,077	183,806
Advances given to suppliers [member]
Other Current Assets [line items]
Other current assets	92,715	55,754
Receivables from tax office [member]
Other Current Assets [line items]
Other current assets	83,392	93,917
Prepaid expenses [member]
Other Current Assets [line items]
Other current assets	79,149	322,388
VAT receivable [member]
Other Current Assets [line items]
Other current assets	65,123	38,934
Subscriber acquisition cost [member]
Other Current Assets [line items]
Other current assets		138,177
Special communication tax to be collected from subscribers [member]
Other Current Assets [line items]
Other current assets		38,318
Other assets [member]
Other Current Assets [line items]
Other current assets	₺ 151,532	₺ 145,642